Segmented information (Tables)	6 Months Ended
Jun. 30, 2017
Table Text Block [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	June 30, 2017	December 31, 2016
United States (Note 2)	$-	$39,264
Canada	7,930	13,232
Other	1,081	784
	$9,011	$53,280